Income Taxes - Significant components of current and deferred income tax expense attributable to income from continuing operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Taxes
Income (loss) before income taxes	$ 6,935	$ (12,638)	$ 15,095	$ (5,059)
Income tax benefit (expense)	$ (125)	$ (213)	$ (704)	$ (354)
Effective tax rate	(2.00%)	2.00%	(5.00%)	7.00%